Investment in associated companies (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 257			$ 257		$ 389
Impairment loss on associated companies	0	$ 47	$ 0	47	$ 0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	0			0		122
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	103			103		98
Seabras Sapura - Shareholder loans
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	121			121		123
SeaMex
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	9			9		22
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	24			24		24
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0			$ 0		$ 0